Share-based Payment (Details)	12 Months Ended
	Dec. 31, 2024 shares R$ / shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Options granted	14,980,582
Outstanding options	9,712,356	9,234,128
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jul. 01, 2022
Vesting date	Jul. 01, 2025
Options granted	4,703,472
Outstanding options	1,370,135
Fair value of the option | R$ / shares	R$ 14.11
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jun. 01, 2023
Vesting date	Jun. 01, 2026
Options granted	4,758,877
Outstanding options	3,424,764
Fair value of the option | R$ / shares	R$ 7.38
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jul. 01, 2023
Vesting date	Jul. 01, 2026
Options granted	2,108,504
Outstanding options	1,324,205
Fair value of the option | R$ / shares	R$ 8.98
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Apr. 01, 2024
Vesting date	Apr. 01, 2027
Options granted	2,323,377
Outstanding options	2,478,285
Fair value of the option | R$ / shares	R$ 16.35
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Options granted date	Jul. 01, 2024
Vesting date	Jul. 01, 2027
Options granted	1,086,352
Outstanding options	1,114,967
Fair value of the option | R$ / shares	R$ 19.54